10. INVENTORY, NET (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Net Details 1Abstract
Net realizable value, Beginning balance	$ (1,747,589)	$ (2,306,166)	$ (2,481,150)
Estimation of obsolescence	(1,786,299)	(1,339,215)	(1,114,952)
Application of the estimation	1,546,116	1,897,792	1,289,936
Net realizable value, Ending balance	$ (1,987,772)	$ (1,747,589)	$ (2,306,166)